Derivative Instruments and the Fair Value of Financial Instruments (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Balance at January 1, 2015	$ (215,748)	$ 0
To record derivative liabilities as debt discount		(248,952)
Change in fair value of derivative liabilities	112,746	33,204
Settlement of derivative liability due to repayments of related notes		0
Balance at September 30, 2015	$ (103,002)	$ (215,748)